SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Lease Right-of-use Asset And Lease Liabilities
Beginning Balance	$ 36,362	$ 36,362	$ 35,359	$ 35,359	$ 35,359	$ 36,362
Less: gross repayment	(1,557)	(1,557)	(4,651)	(11,432)	(18,189)	(1,557)
Add: imputed interest	166	166	452	955	1,353	166
Foreign exchange translation loss	388	388	(224)	(1,562)	(3,044)	388
Ending Balance	35,359	35,359	30,936	33,471	25,630	35,359
Less: lease liability current portion	(17,343)	(17,343)	(17,830)	(25,600)	(22,621)	(17,343)	$ (17,830)
Lease liability non-current portion	$ 18,016	$ 18,016	$ 13,106	7,871	3,009	$ 18,016	$ 13,106
Add: New operating lease liability begin on April 1, 2022				$ 10,151	$ 10,151